Income Taxes - Summary of Reconciliation of Theoretical Income Tax Based on the Russian Statutory Income Tax Rate and Actual (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2020
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Applicable Tax Rate	20.00%